Notes to Equity and Liabilities of the Balance Sheet	12 Months Ended
Dec. 31, 2018
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Notes to Equity and Liabilities of the Balance Sheet

6 Notes to Equity and Liabilities of the Balance Sheet

6.1	ACCOUNTS PAYABLE AND ACCRUALS

Accounts payable and licenses payable were non-interest-bearing and, under normal circumstances, have payment terms of no more than 30 days.

Accounts payable are listed in the table below.

in 000’ €	12/31/2018	12/31/2017
Trade Accounts Payable	7,215	4,622
Licenses Payable	184	196
Accruals	36,530	36,408
Other Liabilities	832	3,586

Total	44,761	44,812

Accruals consisted mainly of accruals for external laboratory services in the amount of € 26.2 million (December 31, 2017: € 26.3 million), accrued personnel expenses for payments to employees and management amounting to € 5.1 million (December 31, 2017: € 5.0 million), provisions for outstanding invoices in the amount of € 2.8 million (December 31, 2017: € 2.6 million), expenses for legal advice in the amount of € 1.5 million (December 31, 2017: € 2.1 million), audit fees and other audit-related costs in the amount of € 0.5 million (December 31, 2017: € 0.2 million) and license payments in the amount of € 0.1 million (December 31, 2017: € 0.2 million).

At the Company’s Annual General Meeting in May 2018, the PricewaterhouseCoopers GmbH Wirtschaftsprüfungsgesellschaft (PwC GmbH), Munich, was appointed as the auditor. The Supervisory Board engaged the PwC GmbH to audit the financial statements.

In the 2018 financial year, PwC GmbH received a total fee from MorphoSys in the amount of € 1,274,165, including audit fees in the amount of € 468,803, audit-related fees of € 516,408, as well as all other fees for other services in the amount of € 288,954. PwC GmbH did not provide tax services in 2018.

6.2	TAX PROVISIONS AND OTHER PROVISIONS

As of December 31, 2018, the Group recorded tax provisions and other provisions of € 0.4 million (2017: € 1.5 million).

Tax provisions mainly consisted of income tax expenses and other provisions mainly included expenses for personnel recruitment.

As of December 31, 2018, tax provisions and other provisions were uncertain in their amount and are expected to be utilized in 2019.

The table below shows the development of tax provisions and current and non-current other provisions in the 2018 financial year.

in 000’ €	01/01/2018	Additions	Utilized	Released	12/31/2018
Tax Provisions	315	0	72	35	208
Other Provisions	1,209	773	1,192	606	184

Total	1,524	773	1,264	641	392

6.3	CONTRACT LIABILITIES

Contract liabilities related to transaction prices paid by customers, which were allocated to the performance obligations not fulfilled as of December 31, 2018. It is expected that current contract liabilities will be realized in the 2019 financial year and non-current contract liabilities mainly in the 2020 financial year. The changes in this item are set out below.

in 000’ €	2018	2017
Opening Balance before Application of IFRS 15	1,695	2,905

Application of IFRS 15	(1,135)	0

Opening Balance after Application of IFRS 15	560	2,905

Prepayments Received in the Fiscal Year	2,386	18,386
Revenues Recognized in the Reporting Period that was included in the Contract Liability at the Beginning of the Period	(306)	0
Revenues Recognized for Received Prepayments and Services Performed in the Fiscal Year	(1,688)	(19,596)

Closing Balance	952	1,695

thereof short-term	794	1,389
thereof long-term	158	306

6.4	OTHER LIABILITIES

Other liabilities exclusively consisted of the deferred amount related to the rent-free period for the building located at Semmelweisstraße 7, Planegg, as agreed in the lease contract. This item is released over the contractually agreed minimum rent period.

The current portion amounting to € 0.1 million of this liability was included in the item accounts payable and accruals.

6.5	STOCKHOLDERS’ EQUITY

6.5.1	COMMON STOCK

As of December 31, 2018, the Company’s common stock including treasury stock amounted to € 31,839,572, which represents an increase of € 2,418,787 compared to € 29,420,785 on December 31, 2017. Each share of common stock grants one vote. The increase in common stock resulted from the capital increases carried out in April 2018 following the IPO on the Nasdaq Global Market. The capital increases were made through American Depositary Shares (“ADS”), with each ADS representing 1/4 of a MorphoSys ordinary share. A total of 2,075,000 new shares were issued from Authorized Capital 2017-II on April 18, 2018 followed by 311,250 new shares on April 26, 2018. Common stock also increased by € 32,537 as a result of the exercise of 32,537 convertible bonds that were granted to the Management Board and the Senior Management Group. The weighted-average exercise price of the convertible bonds exercised amounted to € 31.88.

6.5.2	AUTHORIZED CAPITAL

Compared to December 31, 2017, the number of authorized ordinary shares increased from 14,579,885 to 14,684,291. This overall change comprised a decline in the number of authorized ordinary shares as a result of the two capital increases from Authorized Capital 2017-II totaling 2,386,250 ordinary shares in April 2018 in the context of the IPO in the United States. At the Annual General Meeting on May 17, 2018, Authorized Capital 2018-I in the amount of € 11,768,314 was created and the remaining Authorized Capital 2017-II in the amount of € 9,277,658 was canceled. Under the terms of Authorized Capital 2018-I, the Management Board, with the Supervisory Board’s consent, was authorized to increase the Company’s share capital once or several times until April 30, 2023, (inclusive) by a total of € 11,768,314 by issuing up to 11,768,314 new no-par-value bearer shares.

Pursuant to the Company’s articles of association, the shareholders may authorize the Management Board to increase the share capital with the consent of the Supervisory Board within a period of five years by issuing shares for a certain total amount, which are referred to as authorized capital (genehmigtes Kapital) and are a concept under German law that enables the Company to issue shares without going through the process of obtaining another shareholders’ resolution. The aggregate nominal amount of the authorized capital created by the shareholders may not exceed half of the share capital existing at the time of registration of the authorized capital with the commercial register.

6.5.3	CONDITIONAL CAPITAL

The number of ordinary shares of conditional capital compared to December 31, 2017 decreased from 6,491,683 to 6,459,146 shares due to the exercise of 32,537 conversion rights in 2018. The reduction in ordinary shares of conditional capital through the exercise of 32,537 conversion rights was entered in the commercial register in February 2019.

The shareholders may resolve to amend or create conditional capital (Bedingtes Kapital). However, they may do so only to issue conversion or subscription rights to holders of convertible bonds, in preparation for a merger with another company or to issue subscription rights to employees and members of the Management Board of the Company or of an affiliated company by way of a consent or authorization resolution. According to German law, the aggregate nominal amount of the conditional capital created at the shareholders’ meeting may not exceed half of the share capital existing at the time of the shareholders’ meeting adopting such resolution. The aggregate nominal amount of the conditional capital created for the purpose of granting subscription rights to employees and members of the management of our Company or of an affiliated company may not exceed 10% of the share capital existing at the time of the shareholders’ meeting adopting such resolution.

6.5.4	TREASURY STOCK

In the years 2018 and 2017, the Group did not repurchase any of its own shares. The composition and development of this line item is listed in the following table.

	Number of Shares	Value
As of 12/31/2010	79,896	9,774
Purchase in 2011	84,019	1,747,067
As of 12/31/2011	163,915	1,756,841
Purchase in 2012	91,500	1,837,552
As of 12/31/2012	255,415	3,594,393
Purchase in 2013	84,475	2,823,625
As of 12/31/2013	339,890	6,418,018
Purchase in 2014	111,000	7,833,944
As of 12/31/2014	450,890	14,251,962
Purchase in 2015	88,670	5,392,931
Transfer in 2015	(104,890)	(3,816,947)
As of 12/31/2015	434,670	15,827,946
Purchase in 2016	52,295	2,181,963
Transfer in 2016	(90,955)	(3,361,697)
As of 12/31/2016	396,010	14,648,212
Transfer in 2017	(76,332)	(2,821,231)
As of 12/31/2017	319,678	11,826,981
Transfer in 2018	(38,642)	(1,428,208)
As of 12/31/2018	281,036	10,398,773

As of December 31, 2018, the Company held 281,036 shares of treasury stock valued at € 10,398,773, representing a decline of € 1,428,208 compared to December 31, 2017 (319,678 shares; € 11,826,981). The reason for this decline was the transfer of 17,219 shares of treasury stock to the Management Board and Senior Management Group from the 2014 Long-Term Incentive plan (LTI plan) in the amount of € 636,414. The vesting period for this LTI program expired on April 1, 2018 and all beneficiaries had or have the option within six months to receive a total of 17,219 shares.

In May 2018, the Management Board, the Senior Management Group and certain employees of the Company who are not members of the Senior Management Group received a one-time entitlement in a total fixed amount of € 2.1 million. This entitlement was settled in treasury shares of the Company when the option was exercised by the beneficiaries. Beneficiaries were free to choose the exercise day within a vesting period expiring on December 31, 2018. Upon exercise, the fixed amount of the entitlement was divided by the XETRA closing price on the exercise date and the resulting number of treasury shares was transferred to the beneficiary. As of December 31, 2018, a total of 20,105 shares valued at € 2.1 million were transferred as part of this entitlement.

In addition, a total of 1,318 treasury shares in the amount of € 48,713 were transferred to related parties. As a result, the number of MorphoSys shares owned by the Company as of December 31, 2018, was 281,036 (December 31, 2017: 319,678). The repurchased shares may be used for all purposes named in the authorization of the Annual General Meeting on May 23, 2014 and particularly for any existing or future employee participation schemes and/or to finance acquisitions. The shares may also be redeemed.

6.5.5	ADDITIONAL PAID-IN CAPITAL

On December 31, 2018, additional paid-in capital amounted to € 619,908,453 (December 31, 2017: € 438,557,857). The total increase of € 181,350,597 resulted mainly from two capital increases in April 2018 with total proceeds of € 176,189,256. The allocation of personnel expenses resulting from share-based payments amounted to € 5,584,969, and the exercise of convertible bonds totaled an amount of € 1,004,580. There was an offsetting effect from the decline in the reclassification of treasury shares in the context of the allocation of shares under the 2014 performance-based share plan in the amount of € 636,414 and the allocation of treasury shares to related persons in the amount of € 763,076.

6.5.6	REVALUATION RESERVE

On December 31, 2018, the revaluation reserve amounted to € 0 (December 31, 2017: € -105,483). The change by € 105,483 resulted from the adoption of the new IFRS 9 standard for financial instruments. Hence, since January 1, 2018, the reporting of this equity position is no longer required.

6.5.7	OTHER COMPREHENSIVE INCOME RESERVE

The other comprehensive income reserve is being reported for the first time as of January 1, 2018. On December 31, 2018, this reserve contained changes in the fair value of equity instruments through other comprehensive income in the amount of € 127,458, and currency losses from consolidation of € 83,432. The currency losses from consolidation include exchange differences from the revaluation of foreign currency financial statements of Group companies and differences between the exchange rates used in the balance sheet and profit or loss. As of December 31, 2017, the Group consisted solely of companies with financial statements prepared in euros.

6.5.8	ACCUMULATED DEFICIT

The consolidated net loss for the year of € -56,172,121 is reported under accumulated deficit. The first-time adoption of IFRS 9 and IFRS 15 resulted in an adjustment of € -248,000 and € 1,135,014, respectively. Further details can be found in Item 2.1.2 of the Notes. The accumulated deficit being a result of the effects above therefore increased from € -97,375,138 in 2017 to € -152,765,728 in 2018.